Common Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Warrant, shares	469,600
Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of preferred stock	0	480,000
Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued	1,152,125
Warrant exercise period	5 years
Exercise price of warrant	$ 1.85
Private Placement [Member] | McDonald Partners, LLC [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Number of shares issuable per warrant	2.00
Issuance of preferred stock			480,000
Private Placement [Member] | McDonald Partners, LLC [Member] | Series B Preferred Stock [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Purchase threshold amount	$ 700
Purchase threshold shares	28,000
Private Placement [Member] | McDonald Partners, LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of shares issuable per warrant	3.25
Private Placement [Member] | McDonald Partners, LLC [Member] | Common Stock [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Purchase threshold amount	$ 700
Purchase threshold shares	28,000